BETTER 10K - REGULATORY REQUIREMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Mortgage Banking [Abstract]
Minimum net worth	$ 1.0	$ 1.0
Minimum liquidity	$ 0.2	$ 0.2
Minimum capital ratio	6.00%	6.00%